Inventories, Net (Tables)	6 Months Ended
Jun. 30, 2026
Inventories, Net [Abstract]
Schedule of Inventories, Net

Inventories, net consisted of the following:

	June 30, 2026	December 31, 2025
Raw materials	$85,527,313	$37,247,442
Finished goods	46,600,889	17,247,048
Goods in transit	—	25,491,587
Total inventories, net	$132,128,202	$79,986,077